VIEs (Tables)	12 Months Ended
Dec. 31, 2024
VIES [Abstract]
Financial information of consolidated VIEs
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of these VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2023	2024
ASSETS:
Cash and cash equivalents	$6,665	$12,990
Restricted cash	1,412	0
Short-term investments	18,743	18,589
Accounts receivable, net	32,953	27,315
Prepaid and other current assets	5,514	4,967
Intra-Group receivables due from subsidiaries	502,353	118,761

Total current assets	567,640	182,622

Fixed assets, net	203	74
Investment in subsidiaries	0	347,783
Other non-current assets	48,538	50,352

Total assets	$616,381	$580,831

LIABILITIES:
Accounts payable	$7,916	$5,159
Accrued liabilities	28,525	24,700
Receipts in advance and deferred revenue	43,958	46,845
Other current liabilities	19,484	15,887
Intra-Group payables due to subsidiaries	283,083	234,405

Total current liabilities	382,966	326,996

Long-term tax liabilities	13,021	12,830
Other non-current liabilities	1,445	1,444

Total liabilities	$397,432	$341,270

	Year Ended December 31,
	2022	2023	2024
Revenues:
Third-party revenues	$591,480	$477,202	$484,911
Intra-Group revenues	27,914	13,283	13,468

Total revenues	619,394	490,485	498,379
Cost of revenues:
Third-party cost of revenues	96,603	55,227	60,678
Intra-Group cost of revenues	104,883	86,435	72,697

Total cost of revenues	201,486	141,662	133,375
Operating expenses:
Third-party operating expenses	72,911	44,059	63,633
Intra-Group operating expenses	329,226	282,812	274,491

Total operating expenses	402,137	326,871	338,124
Net income from continuing operations	2,691	23,879	21,744

	Year ended December 31,
	2022	2023	2024
Cash flows from operating activities:
Net cash provided by transactions with third parties	$448,936	$409,762	$384,664
Net cash used in transactions with intra-Group entities	(445,660)	(382,593)	(358,561)

Net cash provided by continuing operating activities	3,276	27,169	26,103

Net cash provided by operating activities	3,276	27,169	26,103

Cash flows from investing activities:
Net cash used in transactions with third parties	(5,421)	(14,922)	(8,315)
Net cash provided by transactions with intra-Group entities	72,497	73,894	35,788
Net cash provided by continuing investing activities	67,076	58,972	27,473

Net cash provided by investing activities	67,076	58,972	27,473

Cash flows from financing activities:
Net cash used in transactions with intra-Group entities	(79,209)	(101,611)	(48,657)

Net cash used in continuing financing activities	(79,209)	(101,611)	(48,657)

Net cash used in financing activities	(79,209)	(101,611)	(48,657)